Weighted-Average Assumption used to Determine Benefit Obligations (Detail)	Mar. 31, 2013	Mar. 31, 2012
Domestic plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	1.60%	2.00%
Assumed rate of increase in future compensation levels (Point-based benefit system)	3.80%	3.80%
Assumed rate of increase in future compensation levels	2.60%	2.30%
Foreign plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	4.50%	5.50%
Assumed rate of increase in future compensation levels	4.60%	4.60%